FUND PROFILE

                     Arizona Intermediate-Term Municipal

                                INVESTOR CLASS

                               January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
      See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                       ARIZONA INTERMEDIATE-TERM MUNICIPAL

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Arizona Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from Arizona and regular federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate-term debt securities with income payments exempt from Arizona and regular federal income taxes. Cities, counties and other municipalities in Arizona usually issue these securities for public projects.

        The fund also buys quality, intermediate-term debt securities whose payments are exempt from Arizona and regular federal income taxes, but not the federal alternative minimum tax. Cities, counties and other municipalities in Arizona usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

        The fund also may use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be between five and 10 years.

        Additional information about Arizona Intermediate-Term Municipal's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Arizona Intermediate-Term Municipal is higher than for funds which have shorter weighted average maturities, such as money market and short-term bond funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in Arizona municipal securities, it will be sensitive to events that affect Arizona's economy. Arizona Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds,  at any given  time the value of your  shares of Arizona
     Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Arizona Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from Arizona and regular federal income taxes through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


ARIZONA INTERMEDIATE-TERM MUNICIPAL                 AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                        1995     1996     1997
Arizona Intermediate-Term Municipal     3.41     3.07     3.19

As of December 31, 1998, the end of the most recent calendar quarter, Arizona Intermediate-Term Municipal's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, if less than 10 years, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Arizona Intermediate-Term Municipal is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
         Quarter Ended 6/30/89       1.52%
         Quarter Ended 3/31/94       0.44%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lipper 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                              1 YEAR        LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Arizona Intermediate-Term
             Municipal                         3.09%            3.48%
          Lipper 5-Year
             General Obligation Index          2.86%            3.47%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                              0.51%(1)
         Distribution and Service (12b-1) Fees       None
         Other Expenses(2)                           0.01%
         Total Annual Fund Operating Expenses        0.52%

       (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

       (2)Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year       3 years      5 years      10 years
          -----------------------------------------------
            $53         $167          $290         $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


FUND PROFILE                                 ARIZONA INTERMEDIATE-TERM MUNICIPAL


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the Arizona Intermediate-Term Municipal team is identified below:

        KENNETH SALINGER, Associate Portfolio Manager, has been a member Arizona Intermediate-Term Municipal team since July 1998. Mr. Salinger joined
     American Century in 1992. He has a bachelor's degree in quantitative economics from the University of California, San Diego, and is a candidate for the Certified Financial Analyst designation.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Arizona Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Arizona Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from Arizona and regular federal income taxes. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14141   9812

                                  FUND PROFILE

                         Florida Municipal Money Market

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
     This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
       See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                         FLORIDA MUNICIPAL MONEY MARKET

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Florida Municipal Money Market seeks safety of principal and high current income that is exempt from regular federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys high-quality, cash-equivalent debt securities with income payments exempt from the Florida intangible personal property tax and regular federal income tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects.

        The fund also buys high-quality, cash-equivalent debt securities whose payments are exempt from the Florida intangible personal property tax and regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

        The weighted average maturity of the fund is expected to be 90 days or less.

        Additional information about Florida Municipal Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    *Because   cash-equivalent   securities  are  among  the  safest  securities
     available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Municipal Money Market may have a higher level of risk than funds that invest in a larger universe of securities.

        In summary, Florida Municipal Money Market is intended for investors who seek safety of principal and high current income that is exempt from regular federal income tax and the Florida intangible personal property tax through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.

     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                   1995     1996     1997
Florida Municipal Money Market     3.41     3.07     3.19

As of December 31, 1998, the end of the most recent calendar quarter, Florida Municipal Money Market's year-to-date return was __%.


FLORIDA MUNICIPAL MONEY MARKET                      AMERICAN CENTURY INVESTMENTS


        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, if less than 10 years, are provided in the following chart to indicate the fund's historical short-term volatility.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
         Quarter Ended 6/30/89        1.52%
         Quarter Ended 3/31/94        0.44%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lipper Other States Tax-Exempt Fund Average, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                              1 YEAR      LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Florida Municipal
             Money Market                      ___%           ___%
          Lipper Other States
             Tax-Exempt Fund Average           ___%           ___%

        For current performance information, including yields, please call us or access our Web site.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
          Management Fee                              0.50%(1)
          Distribution and Service (12b-1) Fees       None
          Other Expenses(2)                           0.01%
          Total Annual Fund Operating Expenses        0.51%

        (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

        (2)Other   expenses   include  the  fees  and  expenses  of  the  fund's
        independent trustees, their legal counsel, interest and extraordinary expenses.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you . . .
              * invest $10,000 in the fund
              * redeem all of your shares at the end of the periods  shown below
              * earn 5% return  each year
              * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

           1 year      3 years      5 years      10 years
           ----------------------------------------------
            $52         $163         $285         $640

              Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the Florida Municipal Money Market team is identified below:

        BRYAN E. KARCHER, Portfolio Manager, has been a member Florida Municipal Money Market team since April 1995. Mr. Karcher joined American Century in 1989. He has a bachelor's degree in economics from the University of California, Los Angeles, and is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $2,500. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                      FLORIDA MUNICIPAL MONEY MARKET


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Florida Municipal Money Market for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Dividends are declared and available for redemption daily. Distributions will generally be exempt from the Florida intangible personal property tax and regular federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14142   9812

                                  FUND PROFILE

                       Florida Intermediate-Term Municipal

                                 INVESTOR CLASS

                                January 31, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

--------------------------------------------------------------------------------
    This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
       See the back cover for additional telephone numbers and our address.

                                  BENHAM GROUP


                          AMERICAN CENTURY INVESTMENTS

                       FLORIDA INTERMEDIATE-TERM MUNICIPAL

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Florida Intermediate-Term Municipal seeks safety of principal and high current income that is exempt from regular federal income tax and seeks to be exempt from the Florida intangible personal property tax.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        The fund buys quality, intermediate-term debt securities with income payments exempt from the Florida intangible personal property tax and regular federal income tax. Cities, counties and other municipalities in Florida usually issue these securities for public projects.

        The fund also buys quality, intermediate-term debt securities whose payments are exempt from the Florida intangible personal property tax and regular federal income tax, but not the federal alternative minimum tax. Cities, counties and other municipalities in Florida usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums.

        The fund also may use futures contracts and options to pursue its investment objective.

        During unusual market conditions, the fund is permitted to keep a significant amount of its assets in cash or cash equivalents. If it does, it may not achieve its investment objective and may generate taxable income.

        The weighted average maturity of the fund is expected to be between five and 10 years.

        Additional information about Florida Intermediate-Term Municipal's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent six-month period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *When  interest  rates  change,  the fund's  share  value will be  affected.
     Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. The interest rate risk for Florida Intermediate-Term Municipal is higher than for funds that have shorter weighted average maturities, such as money market and short-term bond funds.

    *The fund may invest in securities rated in the lowest investment grade category (e.g., Baa or BBB). The issuers of these securities are more likely to have problems making interest and principal payments.

    *Some or all of the fund's income may be subject to the federal alternative minimum tax.

    *Because the fund invests primarily in Florida municipal securities, it will be sensitive to events that affect Florida's economy. Florida Intermediate-Term Municipal may have a higher level of risk than funds that invest in a larger universe of securities.

    *As with all funds,  at any given  time the value of your  shares of Florida
     Intermediate-Term Municipal may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

        In summary, Florida Intermediate-Term Municipal is intended for investors who seek safety of principal and high current income that is exempt from regular federal income tax and the Florida intangible personal property tax through a municipal securities fund, and who are willing to accept the risks associated with the fund's investment strategy.


FLORIDA INTERMEDIATE-TERM MUNICIPAL                 AMERICAN CENTURY INVESTMENTS


     FUND PERFORMANCE

        The following bar chart shows the actual performance of the fund's shares for each calendar year since the fund's inception on April 11, 1994. The bar chart indicates the volatility of the fund's historical returns from year to year. Neither the bar chart nor the performance information below it is intended to indicate how the fund will perform in the future.

[bar chart - FPO]
CALENDAR YEAR-BY-YEAR RETURNS
                                         1995      1996      1997
Florida Intermediate-Term Municipal      3.41      3.07      3.19

As of December 31, 1998, the end of the most recent calendar quarter, Florida Intermediate-Term Municipal's year-to-date return was __%.

        The highest and lowest returns of the fund's shares for a calendar quarter for the life of the fund, if less than 10 years, are provided in the following chart to indicate the fund's historical short-term volatility. Shareholders should be aware, however, that Florida Intermediate-Term Municipal is intended for investors with a long-term investment horizon and is not managed for short-term results.

[bar chart - FPO]
     Highest and Lowest Quarterly Returns
         Quarter Ended 6/30/89        1.52%
         Quarter Ended 3/31/94        0.44%

        The following table shows the average annual return of the fund's shares for the periods indicated. The Lehman 5-Year General Obligation Index, an unmanaged index that reflects no operating costs, is included as a benchmark for long-term performance comparisons.

                                            1 YEAR         LIFE OF FUND
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 1998)
          Florida Intermediate-
             Term Municipal                  3.09%            3.48%
          Lehman 5-Year
             General Obligation Index        2.86%            3.47%

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds, or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                              0.51%(1)
         Distribution and Service (12b-1) Fees       None
         Other Expenses(2)                           0.01%
         Total Annual Fund Operating Expenses        0.52%

       (1)Based on assets at August 31, 1998. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

       (2)Other expenses include the fees and expenses of the fund's independent trustees, their legal counsel, interest and extraordinary expenses.

          EXAMPLE OF HYPOTHETICAL FUND COSTS
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn 5% return each year
             * incur the same operating expenses shown above
                 . . . your cost of investing in the fund would be:

          1 year      3 years      5 years      10 years
          ----------------------------------------------
           $53         $167         $290          $652

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


FUND PROFILE                                 FLORIDA INTERMEDIATE-TERM MUNICIPAL


5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGER?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio manager of the Florida Intermediate-Term Municipal team is identified below:

        KENNETH SALINGER, Associate Portfolio Manager, has been a member Florida Intermediate-Term Municipal team since October 1996. Mr. Salinger joined
     American Century in 1992. He has a bachelor's degree in quantitative economics from the University of California, San Diego, and is a candidate for the Certified Financial Analyst designation.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $5,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You may also exchange your shares in Florida Intermediate-Term Municipal for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Florida Intermediate-Term Municipal pays distributions of substantially all of its income monthly. Distributions will generally be exempt from the Florida intangible personal property tax and regular federal income tax. Some or all of the fund's income may, however, be subject to the federal alternative minimum tax. Consult your tax advisor for information about whether you are subject to the federal alternative minimum tax. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Services Representative at 1-800-345-3533.

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                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

www.americancentury.com

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14143   9812